FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                                   SUITE 400
                            WHEATON, ILLINOIS 60187


                                October 1, 2010



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST "GRIT", SERIES 106
                   (SEC File No. 333-156470)(CIK No. 1396830)

Ladies/Gentlemen:

          In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on September 30, 2010.

                                     Very truly yours,




                                     FIRST TRUST PORTFOLIOS L.P.